Derivative Liability- Warrants and Redemption Put Liability (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 08, 2019	May 31, 2018	May 31, 2018	Mar. 31, 2020		Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018	Sep. 30, 2019
Warrant upper exercise price	$ 0.75
Warrant lower exercise price	$ 0.40
Additional warrant issued	$ 2,023,438
Fair value of the derivative liability				$ 141,000			$ 316,000
Cumulative changes in fair value				$ 175,000			$ 827,000
Warrant description				In conjunction with the Series D Preferred financing (See Note 14), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares.			In conjunction with the Series D Preferred financing (See Note 14), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for .40 common shares.
Fair value of warrants				$ 73,000			$ 73,000
Change in fair value of redemption put liability				193,659			346,696
Change in fair value of derivative liability - warrants				174,978			827,260
Redemption put liability				$ 79,045	[1]		$ 267,399	[2]
Series B Warrants [Member]
Warrants to purchase common stock				403,125			403,125
Fair value of the derivative liability							$ 1,200,000			$ 1,200,000
Warrants				1,007,813			1,007,813
Fair value of warrants				$ 75,000			$ 75,000
Securities Purchase Agreement [Member]
Number of shares issued			108,250
Warrant upper exercise price			$ 0.75
Warrant lower exercise price			$ 0.40
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Warrants to purchase common stock		2,312,500	2,312,500
Warrant term		3 years	3 years
Warrant upper exercise price		$ 0.75
Additional warrant issued		$ 2,023,438	$ 2,023,438

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of March 31, 2020 and December 31, 2019.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2018 or 2019.